Share capital (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, value of shares repurchased			$ 99,983
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, number of shares repurchased (in shares)	420,530
Share repurchase program, value of shares repurchased	$ 100,000
Buyback Program | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage		10.00%